LONG-TERM DEBT (Narrative) (Details) - CAD ($)	10 Months Ended
	Feb. 10, 2022	Apr. 01, 2023	Mar. 31, 2023	Mar. 31, 2022
Long Term Debt [Line Items]
Payments to acquire land, building and chattels	$ 351,000
Mortgage payable	$ 1,949,000		$ 998,080	$ 1,949,000
Mortgage Payable [Member]
Long Term Debt [Line Items]
Monthly instalments of mortgage payable		$ 85,504	$ 85,504
Reduced in monthly instalments of mortgage payable		$ 43,764
Interest rate		5.00%	5.00%